Submission	Nov. 21, 2025
Submission [Line Items]
Central Index Key	0000850779
Registrant Name	Wells Fargo Commercial Mortgage Securities, Inc.
Registration File Number	333-282099
Form Type	SF-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A